Financial Instruments (Schedule of Debt Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Balance as at 1 January	$ 215,797
Balance as at 31 December	142,619	$ 215,797
ECL [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Balance as at 1 January	1,374	732	$ 0
Impairment loss on debt securities at FVOCI	(1,036)	642	732
Balance as at 31 December	$ 338	$ 1,374	$ 732